STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of employee and nonemployee stock based compensation

For the three and nine months ended September 30, 2016 and 2015, the Company recognized stock-based compensation expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2016	2015	2016	2015
Employee compensation:
Restricted stock	$—	$110	$112	$301
Stock options	62	11	213	56
Warrants	118	54	494	139
Total employee stock-based compensation expense	$180	$175	$819	$496
Non-employee compensation:
Board restricted stock	(23)	57	$34	$144
Board stock options	13	13	37	37
Total non-employee stock-based compensation expense	$(10)	$70	$71	$181
Total stock-based compensation expense	$170	$245	$890	$677

The following table summarizes employee and nonemployee stock based compensation for the years ended December 31, 2015 and 2014:

	Year Ending December 31,
Amounts in (000's)	2015	2014
Employee compensation:
Stock options	$42	$305
Warrants	196	149
Restricted stock	431	139
Total employee stock-based compensation expense	$669	$593
Non-employee compensation:
Stock options	$49	$236
Warrants	—	11
Restricted stock	224	315
Total non-employee stock-based compensation expense	$273	$562
Total stock-based compensation expense	$942	$1,155

Summary of the Company's stock option activity
The following table summarizes the Company’s common stock option activity for the nine months ended September 30, 2016:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000's)
Outstanding, December 31, 2015	266,514	$3.96
Granted	141,507	$2.07
Forfeited	(8,334)	$4.06
Expired	(44,905)	$3.86
Outstanding, September 30, 2016	354,782	$3.21	5.8	$—
Vested at September 30, 2016	285,628	$3.05	5.2	$—

The following summarizes the Company's employee and non-employee stock option activity for the years ended December 31, 2015 and 2014:

	Number of Options (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding at December 31, 2013	1,804	$4.54
Granted	159	$4.01
Exercised	(251)	$3.83
Forfeited	(581)	$4.17
Expired	(196)	$4.35
Outstanding at December 31, 2014	935	$4.91	7.3	$61
Vested at December 31, 2014	647	$5.28	6.7	$48
Vested or Expected to Vest at December 31, 2014 (b)	893	$4.94	7.3	$61

Outstanding at December 31, 2014	935	$4.91
Granted	—	$—
Exercised	(13)	$2.35
Forfeited	(535)	$5.63
Expired	(120)	$4.10
Outstanding at December 31, 2015	267	$3.96	6.9	$2
Vested at December 31, 2015	184	$3.96	6.1	$2
Vested or Expected to Vest at December 31, 2015 (b)	264	$3.96	6.9	$2

(a) Represents the aggregate gain on exercise for vested in-the-money options as of December 31, 2015.
(b) Includes forfeiture adjusted unvested shares.

Summary of the Company's restricted stock activity
The following table summarizes the Company’s restricted stock activity for the nine months ended September 30, 2016:

	Number of Shares	Weighted Avg. Grant Date Fair Value
Unvested at December 31, 2015	294,021	$4.19
Granted	196,251	$2.14
Vested	(94,808)	$3.01
Forfeited	(11,688)	$2.49
Unvested at September 30, 2016	383,776	$3.49

The following summarizes the Company's restricted stock activity for the year ended December 31, 2015 and 2014:

	Number of Shares (000's)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2013	314	$3.31
Granted	221	$4.30
Vested	(11)	$4.34
Forfeited	(20)	$4.34
Unvested at December 31, 2014	504	$3.68
Granted	204	$4.05
Vested	(393)	$3.51
Forfeited	(21)	$3.20
Unvested at December 31, 2015	294	$4.19

Schedule of exercise price range
The following table summarizes the common stock options outstanding and exercisable as of September 30, 2016:

	Stock Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested at September 30, 2016	Weighted Average Exercise Price
$1.31 - $3.99	289,337	5.5	$3.01	220,183	$2.73
$4.00 - $4.30	65,445	7.0	$4.12	65,445	$4.12
Total	354,782	5.8	$3.21	285,628	$3.05
The following table summarizes the common stock warrants outstanding and exercisable as of September 30, 2016:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested at September 30, 2016	Weighted Average Exercise Price
$0 - $1.99	327,664	1.1	$1.56	327,664	$1.56
$2.00 - $2.99	335,354	1.8	$2.58	335,354	$2.58
$3.00 - $3.99	500,355	3.1	$3.59	500,355	$3.59
$4.00 - $4.99	809,644	6.9	$4.39	426,311	$4.41
$5.00 - $5.90	23,333	6.6	$5.90	23,333	$5.90
Total	1,996,350	4.1	$3.44	1,613,017	$3.22

The following summary information reflects stock options outstanding, vested and related details as of December 31, 2015:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$1.30	2	0.4	$1.30	2	$1.30
$1.31 - $3.99	174	6.5	$3.91	105	$3.92
$4.00 - $4.30	91	7.8	$4.10	77	$4.09
Total	267	6.9	$3.96	184	$3.96

Schedule of common stock warrant activity
The following table summarizes the Company’s common stock warrant activity for the nine months ended September 30, 2016:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000's)
Outstanding, December 31, 2015	2,051,475	$3.46
Expired	(55,125)	$4.08
Outstanding, September 30, 2016	1,996,350	$3.44	4.1	$170
Vested at September 30, 2016	1,613,017	$3.22	3.2	$170

Outstanding options & warrants by individual price
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The assumptions used in calculating the fair value of employee common stock options and warrants granted during the nine months ended September 30, 2016 and September 30, 2015, using the Black-Scholes-Merton option-pricing model, are set forth in the following table:

	Nine Months Ended September 30,
	2016	*	2015
Dividend yield	—%		4.76%
Expected volatility	41%		39%
Risk-free interest rate	1.43%		1.09%
Expected term in years	5.0 years		3.9 years
* No outstanding issuances during the current period.

Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of exercise price range
The following summary information reflects warrants outstanding, vested and related details as of December 31, 2015:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$1.04 - $1.99	328	1.9	$1.56	328	$1.56
$2.00 - $2.99	335	2.5	$2.58	335	$2.58
$3.00 - $3.99	500	3.8	$3.59	500	$3.59
$4.00 - $4.99	865	7.2	$4.37	390	$4.40
$5.00 - $5.90	23	7.4	$5.90	23	$5.90
Total	2,051	4.8	$3.46	1,576	$3.19

Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in calculating fair value of warrants using the Black Sholes Merton option-pricing model
The assumptions used in calculating the fair value of employee stock options and warrants granted for the years ended December 31, 2015 and 2014, using the Black-Scholes-Merton option-pricing model, are set forth in the following table:

	Year Ending December 31,
	2015	2014
Dividend Yield	4.8%	—%
Expected Volatility	38.6%	40.9% - 51.0%
Risk-Free Interest Rate	1.1%	0.9% - 1.7%
Expected Term (in years)	3.9	5.2 years

Employee | Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of common stock warrant activity
The following summarizes the Company's employee and non-employee common stock warrant activity for the years ended December 31, 2015 and 2014:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding at December 31, 2013	3,865	$3.48
Granted	573	$4.31
Exercised	(1,275)	$3.55
Forfeited	(82)	$5.33
Expired	(365)	$4.29
Outstanding at December 31, 2014	2,716	$3.45	3.9	$1,820
Vested at December 31, 2014	2,192	$3.25	3.0	$1,820
Vested or Expected to Vest at December 31, 2014 (b)	2,670	$3.25	3.8	$1,820

Outstanding at December 31, 2014	2,716	$3.45
Granted	275	$4.25
Exercised	(519)	$3.43
Forfeited	(225)	$4.04
Expired	(196)	$3.91
Outstanding at December 31, 2015	2,051	$3.46	4.7	$305
Vested at December 31, 2015	1,576	$3.19	3.5	$305
Vested or Expected to Vest at December 31, 2015 (b)	1,998	$3.43	4.7	$305
(a) Represents the aggregate gain on exercise for vested in-the-money warrants as of December 31, 2015.
(b) Includes forfeiture adjusted unvested shares.

Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in calculating fair value of warrants using the Black Sholes Merton option-pricing model

2014
Dividend Yield	—%
Expected Volatility	38.9% - 39.7%
Risk-Free Interest Rate	0.7% - 1.1%
Expected Term (in years)	2 - 10